UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

Item 1. Report to Stockholders.

(a)

Nicholas II, Inc. Class I - NCTWX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	0.59%
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2025, the Fund's Class I returned -0.07%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a slightly negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong but concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy also led to the outperformance of interest rate-sensitive areas, where the Fund is typically underweight due to the cyclical nature of interest rates.

What factors influenced performance?

The fiscal year was marked by strong equity performance in what the investment team would deem a "risk on" environment led by lower quality companies. Many of those companies are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance relative to the benchmark were positive security selection within the materials and real estate sectors.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Zscaler, Inc. (ZS)

  O'Reilly Automotive (ORLY)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was an additional fifty-five basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Gartner, Inc. (IT)

  Trade Desk, Inc. Class A (TTD)

  Charles River Labs (CRL)

We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Comparison of a Change in Value of a $100,000 Investment
As of September 30, 2025

The following graph compares the performance of the Class to that of the Russell Midcap Index, the Russell Midcap Growth Index, and the Russell 3000 Index. The indices are not available for investment and are unmanaged. The returns for the indices do not reflect charges, expenses or taxes but do include the reinvestment of dividends, if any. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
As of September 30, 2025
	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class I	-0.07%	7.97%	9.95%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell Midcap Index	11.11%	12.66%	11.39%

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market.

The performance data quoted represents past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.

Key Fund Statistics
As of September 30, 2025
Net Assets	$1,032,858,104
Number of Portfolio Holdings	71
Portfolio Turnover Rate	14.25%
Total Advisory Fees Paid	$5,541,359

Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

Nicholas II, Inc. Class N - NNTWX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class N	$90	0.90%
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended September 30, 2025, the Fund's Class N returned -0.40%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Russell Midcap Growth Index. With this positioning, the Fund can lag in strong equity returns environments such as those observed in the last fiscal year.

Performance

The Fund's Class I posted a slightly negative return during the period, underperforming relative to its benchmark. Overall equity market returns were strong but concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy also led to the outperformance of interest rate-sensitive areas, where the Fund is typically underweight due to the cyclical nature of interest rates.

What factors influenced performance?

The fiscal year was marked by strong equity performance in what the investment team would deem a "risk on" environment led by lower quality companies. Many of those companies are cyclical in nature with less predictable or limited earnings growth and cash flow generation, characteristics which the Fund seeks to avoid in its holdings.

Top Contributors:

The largest contributors to the Fund's performance relative to the benchmark were positive security selection within the materials and real estate sectors.

Individual name contributors (contribution to return basis):

  CyberArk Software (CYBR)

  Zscaler, Inc. (ZS)

  O'Reilly Automotive (ORLY)

Top Detractors:

Negative security selection within the health care and information technology sectors detracted from the Fund's performance. Cash held within the Fund was an additional fifty-five basis point drag on performance for the fiscal year.

Individual name detractors (contribution to return basis):

  Gartner, Inc. (IT)

  Trade Desk, Inc. Class A (TTD)

  Charles River Labs (CRL)

We remain focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Comparison of a Change in Value of a $10,000 Investment
As of September 30, 2025

The following graph compares the performance of the Class to that of the Russell Midcap Index, the Russell Midcap Growth Index, and the Russell 3000 Index. The indices are not available for investment and are unmanaged. The returns for the indices do not reflect charges, expenses or taxes but do include the reinvestment of dividends, if any. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
As of September 30, 2025
	1 Year	5 Years	10 Years
Nicholas II, Inc. - Class N	-0.40%	7.64%	9.60%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell Midcap Index	11.11%	12.66%	11.39%

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market.

The performance data quoted represents past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.

Key Fund Statistics
As of September 30, 2025
Net Assets	$1,032,858,104
Number of Portfolio Holdings	71
Portfolio Turnover Rate	14.25%
Total Advisory Fees Paid	$5,541,359

Top Ten Equity Holdings
As of September 30, 2025
Name	Percentage of Net Assets
O'Reilly Automotive, Inc.	2.53%
Vulcan Materials Company	2.50%
Teledyne Technologies Incorporated	2.49%
PTC Inc.	2.34%
CBRE Group, Inc. Class A	2.30%
Zscaler, Inc.	2.23%
AMETEK, Inc.	2.06%
Dynatrace, Inc.	2.06%
TransUnion	2.04%
Veeva Systems Inc Class A	2.00%
Total of top ten	22.55%
Sector Diversification (As a Percentage of Total Investments)
As of September 30, 2025
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.

(b) Not applicable.

(c) During the period covered by the report, there were no amendments to the provisions of the Code of Ethics adopted in Item 2(a) above.

(d) During the period covered by the report, no implicit or explicit waivers were made with respect to the provisions of the Code of Ethics adopted in Item 2(a) above.

(e) Not applicable.

(f) The registrant’s Code of Ethics is attached as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that Mr. David P. Pelisek, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item. He was selected as the Fund’s Audit Committee Financial Expert at the Fund’s Board of Directors Meeting held on February 3, 2020.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Fund’s principal accountant (the “Auditor”) for the audit of the Fund’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,363 in 2025 and $34,363 in 2024.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $6,673 in 2025 and $6,355 in 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund’s investment adviser were approximately $22,330 in 2024 and $21,680 in 2023. These services were for the audit of the investment adviser for the adviser’s fiscal year ended 10/31/2024 and 10/31/2013, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund’s Board of Director’s has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund’s Board of Directors meets with the Auditors and management to review and authorize the Auditor’s engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b)   N/A

     (c)   N/A

     (d)   N/A

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund’s investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

September 30, 2025

NICHOLAS II, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights Class I (NCTWX) For a share outstanding throughout each period

	Years Ended September 30,
	2025	2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$35.26	$29.22	$26.69	$35.98	$28.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.03	.09	.11	.05	.05
Net gain (loss) on securities (realized and unrealized)	(.05)	6.19	3.50	(5.90)	8.45
Total from investment operations	(.02)	6.28	3.61	(5.85)	8.50

LESS DISTRIBUTIONS
From net investment income	(.06)	(.12)	(.06)	(.05)	(.05)
From net capital gain	(1.67)	(.12)	(1.02)	(3.39)	(1.15)
Total distributions	(1.73)	(.24)	(1.08)	(3.44)	(1.20)

NET ASSET VALUE, END OF PERIOD	$33.51	$35.26	$29.22	$26.69	$35.98

TOTAL RETURN	(.07)%	21.54%	13.83%	(18.51)%	30.26%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$962.9	$1,041.6	$882.4	$798.8	$1,031.3
Ratio of expenses to average net assets	.59%	.59%	.60%	.59%	.59%
Ratio of net investment income to average net assets	.09%	.27%	.39%	.15%	.15%
Portfolio turnover rate	14.25%	9.52%	6.26%	15.76%	19.57%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX) For a share outstanding throughout each period

	Years Ended September 30,
	2025	2024	2023	2022	2021
NET ASSET VALUE, BEGINNING OF PERIOD	$33.89	$28.16	$25.82	$34.97	$27.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.07)	(.01)	.03	(.05)	(.05)
Net gain (loss) on securities (realized and unrealized)	(.05)	5.96	3.38	(5.71)	8.23
Total from investment operations	(.12)	5.95	3.41	(5.76)	8.18

LESS DISTRIBUTIONS
From net investment income	(.04)	(.10)	(.05)	—	—
From net capital gain	(1.67)	(.12)	(1.02)	(3.39)	(1.15)
Total distributions	(1.71)	(.22)	(1.07)	(3.39)	(1.15)

NET ASSET VALUE, END OF PERIOD	$32.06	$33.89	$28.16	$25.82	$34.97

TOTAL RETURN	(.40)%	21.18%	13.49%	(18.75)%	29.85%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$70.0	$80.6	$72.5	$70.1	$95.6
Ratio of expenses to average net assets	.90%	.90%	.91%	.89%	.89%
Ratio of net investment income (loss) to average net assets	(.22)%	(.05)%	.08%	(.16)%	(.15)%
Portfolio turnover rate	14.25%	9.52%	6.26%	15.76%	19.57%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments September 30, 2025

Shares or Principal Amount		Value
COMMON STOCKS — 96.74%
	Communication Services - Media & Entertainment — 0.83%
175,865	Trade Desk, Inc. Class A*	$8,619,144

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 6.55%
46,070	Burlington Stores, Inc.*	11,724,815
242,770	O’Reilly Automotive, Inc.*	26,173,034
36,740	Ulta Beauty Inc.*	20,087,595
49,433	Williams-Sonoma, Inc.	9,661,680
		67,647,124
	Consumer Discretionary - Consumer Durables & Apparel — 0.88%
88,119	SharkNinja, Inc.*	9,089,475

	Consumer Discretionary - Consumer Services — 7.53%
347,585	Chipotle Mexican Grill, Inc.*	13,621,856
32,870	Domino’s Pizza, Inc.	14,190,308
39,485	Hilton Worldwide Holdings Inc.	10,243,988
218,900	Service Corporation International	18,216,858
142,040	Viking Holdings Ltd*	8,829,206
50,366	Wingstop Inc.	12,676,115
		77,778,331
	Consumer Staples - Consumer Staples Distribution & Retail — 1.82%
201,469	BJ’s Wholesale Club Holdings, Inc.*	18,786,984

	Consumer Staples - Food, Beverage & Tobacco — 0.45%
80,750	Lamb Weston Holdings, Inc.	4,689,960

	Financials - Banks — 0.86%
149,690	Webster Financial Corporation	8,897,574

	Financials - Financial Services — 6.95%
70,110	Corpay, Inc.*	20,195,887
54,544	Jack Henry & Associates, Inc.	8,123,238

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025

Shares or Principal Amount		Value
COMMON STOCKS — 96.74% (continued)
	Financials - Financial Services — (continued)
29,897	Morningstar, Inc.	$6,936,403
89,385	Northern Trust Corporation	12,031,221
103,884	Raymond James Financial, Inc.	17,930,378
85,010	Shift4 Payments, Inc.*	6,579,774
		71,796,901
	Health Care - Health Care Equipment & Services — 8.90%
168,900	Cooper Companies, Inc.*	11,579,784
227,260	Globus Medical Inc Class A*	13,015,180
166,295	Hologic, Inc.*	11,223,249
63,580	ResMed Inc.	17,403,753
72,840	STERIS plc	18,023,530
69,445	Veeva Systems Inc Class A*	20,688,360
		91,933,856
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 7.03%
275,234	Bio-Techne Corporation	15,311,267
74,838	IQVIA Holdings Inc*	14,214,730
14,964	Mettler-Toledo International Inc.*	18,369,956
130,920	Revvity, Inc.	11,475,138
515,270	Stevanato Group SpA	13,268,202
		72,639,293
	Industrials - Capital Goods — 11.78%
193,010	A. O. Smith Corporation	14,168,864
113,045	AMETEK, Inc.	21,252,460
122,577	Fastenal Company	6,011,176
238,700	Fortive Corp.	11,693,913
92,468	IDEX Corporation	15,050,092
49,458	L3Harris Technologies Inc	15,104,968
6,484	Lennox International Inc.	3,432,370
77,500	Nordson Corporation	17,588,625
86,358	Westinghouse Air Brake Technologies Corporation	17,312,188
		121,614,656

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025

Shares or Principal Amount		Value
COMMON STOCKS — 96.74% (continued)
	Industrials - Commercial & Professional Services — 11.09%
80,545	Broadridge Financial Solutions, Inc.	$19,183,403
98,875	Paylocity Holding Corp.*	15,747,821
146,233	RB Global, Inc.	15,845,808
50,956	Republic Services, Inc.	11,693,383
252,068	TransUnion	21,118,257
73,465	Verisk Analytics Inc	18,477,182
70,757	Waste Connections, Inc.	12,439,081
		114,504,935
	Industrials - Transportation — 1.29%
94,415	Old Dominion Freight Line, Inc.	13,291,744

	Information Technology - Semiconductors & Semiconductor Equipment — 4.19%
265,609	Lattice Semiconductor Corporation*	19,474,452
244,380	Microchip Technology Incorporated	15,694,084
105,635	Skyworks Solutions, Inc.	8,131,782
		43,300,318
	Information Technology - Software & Services — 15.04%
16,146	CrowdStrike Holdings, Inc. Class A*	7,917,675
438,343	Dynatrace, Inc.*	21,237,718
199,429	Elastic NV*	16,849,756
7,739	Fair Isaac Corporation*	11,581,646
40,184	Gartner, Inc.*	10,563,168
59,684	Monday.com Ltd.*	11,560,194
41,439	MongoDB, Inc.*	12,861,837
170,346	Okta, Inc. Class A*	15,620,728
118,985	PTC Inc.*	24,156,335
76,735	Zscaler, Inc.*	22,994,410
		155,343,467
	Information Technology - Technology Hardware & Equipment — 4.01%
98,195	CDW Corporation	15,640,500
43,904	Teledyne Technologies Incorporated*	25,729,500
		41,370,000

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) September 30, 2025

Shares or Principal Amount		Value
COMMON STOCKS — 96.74% (continued)
	Materials - Materials — 3.51%
78,580	AptarGroup, Inc.	$10,503,003
83,801	Vulcan Materials Company	25,778,864
		36,281,867
	Real Estate - Real Estate Management & Development — 4.03%
150,645	CBRE Group, Inc. Class A*	23,735,626
211,706	CoStar Group, Inc.*	17,861,635
		41,597,261
	TOTAL COMMON STOCKS
	(cost $558,641,993)	999,182,890

SHORT-TERM INVESTMENTS — 3.27%
	Money Market Deposit Account — 1.00%
$10,307,542	U.S. Bank Money Market, 3.95%	10,307,542

	Money Market Fund — 1.30%
13,500,000	First American Government Obligations Fund - X Class, 7-day net yield, 4.069%	13,500,000

	U.S. Government Security — 0.97%
10,000,000	U.S. Treasury Bill 10/07/2025, 4.115%	9,993,242

	TOTAL SHORT-TERM INVESTMENTS
	(cost $33,800,976)	33,800,784
	TOTAL INVESTMENTS
	(cost $592,442,969) — 100.01%	1,032,983,674
	LIABILITIES, NET OF OTHER ASSETS — (0.01)%	(125,570)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$1,032,858,104

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities September 30, 2025

ASSETS
Investments in securities at value (cost $592,442,969)	$1,032,983,674
Receivables
Investment securities sold	1,327,762
Dividend and interest	274,565
Capital stock subscription	35,624
Total receivables	1,637,951
Other	29,202
Total assets	1,034,650,827

LIABILITIES
Payables
Investment securities purchased	1,033,134
Due to adviser
Management fee	441,247
Accounting and administration fee	14,086
Total due to adviser	455,333
Capital stock redemption	188,313
12b-1 and servicing fee	28,067
Other payable and accrued expense	87,876
Total liabilities	1,792,723
Total net assets	$1,032,858,104

NET ASSETS CONSIST OF
Paid in capital	$485,271,568
Accumulated distributable earnings	547,586,536
Total net assets	$1,032,858,104

CLASS I
Net assets	$962,875,431
Shares outstanding	28,735,111
NET ASSET VALUE PER SHARE ($.01 par value, 125,000,000 shares authorized), offering price and redemption price	$33.51

CLASS N
Net assets	$69,982,673
Shares outstanding	2,182,995
NET ASSET VALUE PER SHARE ($.01 par value, 75,000,000 shares authorized), offering price and redemption price	$32.06

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the year ended September 30, 2025

INCOME
Dividend (net of foreign taxes of $75,529)	$6,333,227
Interest	947,905
Total income	7,281,132

EXPENSES
Management fee	5,541,359
Transfer agent fees	186,373
Administration services	177,090
12b-1 fees - Class N	173,298
Accounting & pricing services	104,455
Registration fees	63,199
Servicing fees - Class N	60,277
Custodian fees	53,774
Insurance	43,059
Audit and tax fees	38,431
Printing	33,137
Postage and mailing	26,357
Directors’ fees	25,695
Legal fees	14,174
Other operating expenses	18,941
Total expenses	6,559,619
Net investment income	721,513

NET REALIZED GAIN ON INVESTMENTS	129,216,287

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(131,117,343)
Net realized and unrealized gain (loss) on investments	(1,901,056)
Net increase (decrease) in net assets resulting from operations	$(1,179,543)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the years ended September 30, 2025 and 2024

	Year Ended 9/30/2025	Year Ended 9/30/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$721,513	$2,636,440
Net realized gain on investments	129,216,287	38,382,905
Change in net unrealized appreciation/depreciation on investments	(131,117,343)	162,082,517
Net increase (decrease) in net assets resulting from operations	(1,179,543)	203,101,862

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations - Class I	(50,630,302)	(7,079,407)
Investment operations - Class N	(3,944,420)	(555,387)
Total distributions	(54,574,722)	(7,634,794)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I (349,125 and 808,852 shares, respectively)	11,882,388	26,619,902
Reinvestment of distributions - Class I (1,122,740 and 194,620 shares, respectively)	37,791,421	6,399,104
Cost of shares redeemed - Class I (2,274,539 and 1,668,887 shares, respectively)	(76,853,847)	(54,993,731)
Proceeds from shares issued - Class N (66,778 and 110,866 shares, respectively)	2,164,515	3,583,219
Reinvestment of distributions - Class N (121,134 and 17,368 shares, respectively)	3,910,221	550,042
Cost of shares redeemed - Class N (383,493 and 326,112 shares, respectively)	(12,482,980)	(10,405,825)
Change in net assets derived from capital share transactions	(33,588,282)	(28,247,289)
Total increase (decrease) in net assets	(89,342,547)	167,219,779

NET ASSETS
Beginning of period	1,122,200,651	954,980,872
End of period	$1,032,858,104	$1,122,200,651

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements September 30, 2025

(1)	Summary of Significant Accounting Policies —

Nicholas II, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Notes to Financial Statements (continued) September 30, 2025

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 —
Common Stocks(1)	$999,182,890
Money Market Deposit Account	10,307,542
Money Market Fund	13,500,000
Level 2 —
U.S. Government Security	9,993,242
Level 3 —
None	—
Total	$1,032,983,674

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 fees and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Notes to Financial Statements (continued) September 30, 2025

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. During the period, the 12b-1 fee was 0.23% and the service fee was 0.08%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character. These reclassifications have no effect on net assets or net asset value per share. At September 30, 2025, reclassifications were recorded to decrease accumulated undistributed net realized gain by $4,134,537, and increase paid in capital by $4,134,537.

The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:

	09/30/2025	09/30/2024
Distributions paid from:
Ordinary income	$1,913,770	$3,679,901
Long-term capital gain	52,660,952	3,954,893
Total distributions paid	$54,574,722	$7,634,794

As of September 30, 2025, investment cost for federal tax purposes was $592,442,969 and the tax basis components of net assets were as follows:

Unrealized appreciation	$467,858,188
Unrealized depreciation	(27,317,483)
Net unrealized appreciation	440,540,705
Undistributed ordinary income	528,219
Accumulated undistributed net realized capital gains	106,517,609
Other accumulated gain/(loss)	3
Paid in capital	485,271,568
Net assets	$1,032,858,104

Notes to Financial Statements (continued) September 30, 2025

There were no differences between U.S. GAAP financial statement and tax-basis cost.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2025. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended September 30, 2025. At September 30, 2025, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of September 30, 2025. On February 10, 2025, the Board of Directors approved a change in the fiscal year end after the completion of the September 30, 2025 year end for the Fund from September 30th to October 31st. Other than this event, there have been no material subsequent events since September 30, 2025 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million, 0.60% of the average net asset value over $50 million up to and including $100 million and 0.50% of the average net asset value in excess of $100 million.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of

Notes to Financial Statements (continued) September 30, 2025 the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $7,937 for the period ended September 30, 2025 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended September 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $150,028,006 and $233,129,391, respectively.

(4)	Operating Segments —

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Nicholas II, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Nicholas II, Inc. (the “Fund”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements” and “financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Milwaukee, Wisconsin
November 24, 2025

We have served as the auditor of one or more Nicholas investment companies since 1977.

Approval of Investment Advisory Contract (unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Semiannual Financial Statements and Other Information dated March 31, 2025.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

BRIAN J. JANOWSKI, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

JEFFREY J. STRONG, Senior Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2), attached hereto as EX-99.CODE ETH.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant. Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	November 24, 2025

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	November 24, 2025